Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 4,495,645	R$ 2,446,990	R$ 968,342	R$ 297,929
Denominated in R$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	4,431,019	2,370,414
Denominated in US$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	64,593	76,576
Denominated in other foreign currencies
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 33	R$ 0